Employee benefit expenses	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses
Note 8 – Employee benefit expenses

Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company and other senior officers.

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Salary and management fees	6,286	6,021	5,268	1,724
Bonus	3,259	2,661	4,569	894
Share based payment expense	249	536	321	68
Directors' remuneration	215	228	332	59
	10,009	9,446	10,490	2,745